Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 374,355,000.00
Previously Paid Amount	4,736.94
Total Fee Amount	51,698.43
Total Offset Amount	43,494.51
Net Fee	$ 3,466.98